Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Issued Capital	Share Option Reserve	Investment Revaluation Reserve	Foreign Currency Translation Reserve	Warrant Reserve	Retained Earnings/ (accumulated losses)
Beginning balance at Jun. 30, 2020	$ 549,326	$ 1,051,450	$ 85,330	$ (429)	$ (38,267)		$ (548,758)
Loss for the period	(98,811)						(98,811)
Other comprehensive income/(loss)	(1,315)			209	(1,524)
Total comprehensive income/(loss) for the period	(100,126)			209	(1,524)		(98,811)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	106,809	106,809
Transactions with owners in their capacity as owners	106,809	106,809
Tax credited / (debited) to equity	(91)		(91)
Transfer of exercised options		4,894	(4,894)
Fair value of share-based payments	12,510		12,510
Issuance of warrants	12,969					$ 12,969
Increase (decrease) in equity	25,388	4,894	7,525			12,969
Ending balance at Jun. 30, 2021	581,397	1,163,153	92,855	(220)	(39,791)	12,969	(647,569)
Loss for the period	(91,347)						(91,347)
Other comprehensive income/(loss)	(231)			(322)	91
Total comprehensive income/(loss) for the period	(91,578)			(322)	91		(91,347)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	1,928	1,928
Transactions with owners in their capacity as owners	1,928	1,928
Tax credited / (debited) to equity	(239)		(239)
Transfer of exercised options		228	(228)
Fair value of share-based payments	5,536		5,536
Increase (decrease) in equity	5,297	228	5,069			0
Ending balance at Jun. 30, 2022	497,044	1,165,309	97,924	(542)	(39,700)	12,969	(738,916)
Loss for the period	(81,889)						(81,889)
Other comprehensive income/(loss)	(574)			(1)	(573)
Total comprehensive income/(loss) for the period	(82,463)			(1)	(573)		(81,889)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	83,814	83,814
Transactions with owners in their capacity as owners	83,814	83,814
Tax credited / (debited) to equity	(212)		(212)
Fair value of share-based payments	3,655		3,655
Increase (decrease) in equity	3,443	0	3,443
Ending balance at Jun. 30, 2023	$ 501,838	$ 1,249,123	$ 101,367	$ (543)	$ (40,273)	$ 12,969	$ (820,805)